ALTRIUS GLOBAL DIVIDEND ETF
Schedule of Investments
10/31/2023 (Unaudited)

Shares		Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 4.7%
2,521	BAE Systems PLC ADR (a)	$137,369
297	General Dynamics Corp.	71,669
147	Lockheed Martin Corp.	66,832
		275,870
Air Freight & Logistics - 2.0%
3060	Deutsche Post AG ADR (a)	119,218
Apparel, Accessories & Luxury Goods - 0.8%
3270	VF Corp.	48,167
Asset Management & Custody Banks - 1.0%
2457	Franklin Resources, Inc.	55,995
Automobile Manufacturers - 4.8%
7083	Stellantis N.V. ADR (a)	132,310
866	Toyota Motor Corp. ADR (a)	151,706
		284,016
Biotechnology - 2.3%
469	AbbVie, Inc.	66,213
882	Gilead Sciences, Inc.	69,272
		135,485
Broadcasting - 0.7%
3878	Paramount Global - Class B	42,193
Cargo Ground Transportation - 1.2%
735	Ryder System, Inc.	71,692
Commodity Chemicals - 3.0%
1260	Dow, Inc.	60,908
1260	LyondellBasell Industries N.V. - Class A ADR (a)	113,702
		174,610
Communications Equipment - 1.3%
1451	Cisco Systems, Inc.	75,641
Construction Machinery & Heavy Transportation Equipment - 1.0%
261	Caterpillar, Inc.	58,999
Diversified Banks - 11.5%
15298	Banco Bilbao Vizcaya Argentaria S.A. ADR (a)	119,783
2324	Bank of America Corp.	61,214
4153	BNP Paribas S.A. ADR (a)	119,150
1470	Citigroup, Inc.	58,050
525	JPMorgan Chase & Co.	73,007
569	PNC Financial Services Group, Inc.	65,133
1391	Royal Bank of Canada ADR (a)	111,113
2230	U.S. Bancorp	71,092
		678,542

ALTRIUS GLOBAL DIVIDEND ETF
Schedule of Investments
10/31/2023 (Unaudited)

Shares		Value
Drug Retail - 0.8%
2320	Walgreens Boots Alliance, Inc.	48,906
Electrical Components & Equipment - 3.7%
718	Eaton Corp. PLC ADR (a)	149,279
801	Emerson Electric Co.	71,265
		220,544
Health Care Distributors - 1.4%
886	Cardinal Health, Inc.	80,626
Health Care Services - 1.4%
275	Cigna Group	85,030
Home Furnishings - 1.0%
2405	Leggett & Platt, Inc.	56,349
Household Products - 1.2%
488	Procter & Gamble Co.	73,215
Industrial Conglomerates - 2.7%
612	3M Co.	55,661
1528	Siemens AG ADR (a)	101,138
		156,799
Integrated Oil & Gas - 6.6%
3403	BP PLC ADR (a)	124,482
406	Chevron Corp.	59,166
630	Exxon Mobil Corp.	66,686
2041	TotalEnergies SE ADR (a)	135,931
		386,265
Integrated Telecommunication Services - 1.2%
2092	Verizon Communications, Inc.	73,492
IT Consulting & Other Services - 1.2%
507	International Business Machines Corp.	73,332
Life & Health Insurance - 3.5%
6552	Manulife Financial Corp. ADR (a)	114,136
4326	Prudential PLC ADR (a)	90,673
		204,809
Multi-line Insurance - 3.3%
1155	American International Group, Inc.	70,813
4116	AXA S.A. ADR (a)	121,916
		192,729
Oil & Gas Refining & Marketing - 1.3%
693	Phillips 66	79,051

ALTRIUS GLOBAL DIVIDEND ETF
Schedule of Investments
10/31/2023 (Unaudited)

Shares		Value
Packaged Foods & Meats - 3.9%
1680	Kraft Heinz Co.	52,853
1052	Nestle S.A. ADR (a)	113,364
1336	Tyson Foods, Inc. - Class A	61,924
		228,141
Paper & Plastic Packaging Products & Materials - 4.5%
13477	Amcor PLC ADR (a)	119,811
2085	International Paper Co.	70,327
483	Packaging Corp. of America	73,923
		264,061
Pharmaceuticals - 15.5%
1961	AstraZeneca PLC ADR (a)	123,994
7946	Bayer AG ADR (a)	85,420
927	Bristol-Myers Squibb Co.	47,768
3570	GSK PLC ADR (a)	127,449
422	Johnson & Johnson	62,599
651	Merck & Co., Inc.	66,858
1384	Novartis AG ADR (a)	129,515
1880	Pfizer, Inc.	57,453
3256	Roche Holding AG ADR (a)	105,266
2447	Sanofi S.A. ADR (a)	110,727
		917,049
Semiconductors - 3.3%
126	Broadcom, Inc.	106,013
2397	Intel Corp.	87,491
		193,504
Soft Drinks & Non-alcoholic Beverages - 1.1%
402	PepsiCo, Inc.	65,639
Specialty Chemicals - 1.0%
777	Eastman Chemical Co.	58,065
Steel - 1.3%
1036	POSCO Holdings, Inc. ADR (a)	79,264
Tobacco - 3.7%
1477	Altria Group, Inc.	59,331
3347	British American Tobacco PLC ADR (a)	99,941
676	Philip Morris International, Inc.	60,272
		219,544
	TOTAL COMMON STOCKS (Cost $6,028,437)	5,776,842
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Office - 0.9%
984	Boston Properties, Inc.	52,713
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $57,515)	52,713

ALTRIUS GLOBAL DIVIDEND ETF
Schedule of Investments
10/31/2023 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 1.0%
57837	First American Government Obligations Fund - Class X, 5.27% (b)	57,837
	TOTAL MONEY MARKET FUNDS (Cost $57,837)	57,837

	TOTAL INVESTMENTS (Cost $6,143,789) - 99.8%	$5,887,392
	Other Assets in Excess of Liabilities - 0.2%	11,789
	TOTAL NET ASSETS - 100.0%	$5,899,181

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Foreign issued security.
(b) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services, LLC.

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2023 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Altrius Global Dividend ETF did not hold any securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the

ALTRIUS GLOBAL DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2023 (Unaudited)
liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$5,776,842	$-	$-	$5,776,842
Real Estate Investment Trusts	52,713	-	-	52,713
Money Market Funds	57,837	-	-	57,837
Total Investments in Securities	$5,887,392	$—	$—	$5,887,392
* For further detail on each asset class, see the Schedule of Investments
During the fiscal period ended October 31, 2023, the Altrius Global Dividend ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.